Summary of performance rights movements (Details) - shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Tranche 1 [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	82,686	10,890
Granted during the year	42,493	73,296
Forfeited during the year	(4,063)	(1,500)
Exercised during the year
Expired during the year
Balance at end of year	121,116	82,686
Tranche 2 [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	17,200	18,929
Granted during the year	5,900	4,271
Forfeited during the year	(6,301)	(6,000)
Exercised during the year
Expired during the year
Balance at end of year	16,799	17,200
Tranche 3 [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	28,680	27,381
Granted during the year	10,628	10,049
Forfeited during the year	(10,515)	(8,750)
Exercised during the year
Expired during the year
Balance at end of year	28,793	28,680